Basic and diluted income (loss) per share	12 Months Ended
Dec. 31, 2013
Earnings Per Share [Abstract]
Earnings Per Share [Text Block]
13.	Basic and diluted income (loss) per share:

Reconciliations between basic and diluted income (loss) per shares are set forth below:

	December 31,	December 31,
	2013	2012

Net income (loss)	$4,773	$(18,315)
Weighted average number of common shares for basic income per share	12,769,844	12,254,546
Dilutive effect of options	165,012	-
Diluted weighted average number of common shares for diluted income per share	12,934,856	12,254,546

Basic income (loss) per share	$0.37	$(1.49)
Diluted income (loss) per share(1)	$0.37	$(1.49)

As of December 31, 2013, a total of 330,000 options are not included in the computation of diluted EPS because their effects are anti-dilutive for the year.

As the Company incurred a loss in 2012, all stock options were anti-dilutive and were excluded from the diluted weighted average shares.